Deposits to institutional cooperators, net - Movement of the provision (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deposits to institutional cooperators, net
Balance at beginning of the year	¥ 2,649,017	$ 362,914	¥ 3,322,575
Reversal of provision for credit losses on deposits to institutional cooperators	3,222,273	441,450	(673,558)	¥ 1,295,879
Balance at end of the year	¥ 5,871,290	$ 804,364	¥ 2,649,017	¥ 3,322,575